Private Placement - Additional Information (Detail)	Jul. 16, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Proceeds from issue of warrants | $	$ 724,500,000
Warrants issued, price per warrants	$ 10.00
Sponsor
Class of Warrant or Right [Line Items]
Proceeds from issue of warrants | $	$ 16,990,000
Exercise price of warrants	$ 11.50
Warrants issued during the period | shares	11,326,667
Warrants issued, price per warrants	$ 1.50